Acquisitions and Divestitures - Additional Information - 2015 Activity - Canada Divestiture (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended								12 Months Ended
	Apr. 30, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds form sale of operations										$ 854
Asset impairments		$ 5,100	$ 4,100	$ 660	$ 2,100	$ 8,700	$ 123	$ 162	$ 115	9,472	$ 7,102	$ 1,443
Loss on sale of upstream assets										$ 139
Canada [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds form sale of operations	$ 854
Kitimat LNG [Member] | Canada [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership	50.00%
Proceeds form sale of operations	$ 344
Asset impairments						$ 655
Upstream Assets [Member] | Canada [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds form sale of operations	510
Loss on sale of upstream assets	$ 146